RELATED PARTY TRANSACTIONS - Research And Development To Related Parties (Details) - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Research and development expenses related parties	$ 212	$ 655	$ 0
HOLINingbo Hollysys [Member]
Related Party Transaction [Line Items]
Research and development expenses related parties	$ 212	$ 655	$ 0